FINANCIAL INSTRUMENTS - Debt Interest Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 436	$ 453
Borrowing costs capitalised	(14)	(9)
Interest costs capitalized	14	9
Interest cost incurred	422	444
Deposits on Pascua-Lama silver sale agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 70	$ 65
Effective rate (as percent)	8.75%	8.25%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 34	$ 33
Effective rate (as percent)	6.79%	6.41%
4.4%/5.7% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 49	$ 63
Effective rate (as percent)	5.74%	5.25%
3.85%/5.25% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 53	$ 53
Effective rate (as percent)	4.87%	4.87%
5.80% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 23	$ 23
Effective rate (as percent)	5.87%	5.85%
6.35% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 38	$ 39
Effective rate (as percent)	6.41%	6.41%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 77	$ 83
Effective rate (as percent)	6.33%	6.16%
Capital leases
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 6	$ 2
Effective rate (as percent)	7.14%	6.18%
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 34	$ 38
Effective rate (as percent)	6.17%	6.55%
Five Point Seven Five Notes [Member]
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 49	$ 49
Effective rate (as percent)	5.79%	5.79%
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 3	$ 5
Effective rate (as percent)	3.36%	3.59%